Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005503
Shareholder Report [Line Items]
Fund Name	Retirement 2015 Fund
Class Name	Investor Class
Trading Symbol	TRRGX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2015 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2015 Fund - Investor Class	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2015 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,533	9,945	9,615
2015	9,720	9,988	9,824
2016	9,331	10,164	9,494
2016	9,927	10,299	9,995
2016	10,285	10,539	10,291
2016	10,180	10,205	10,205
2017	10,669	10,308	10,617
2017	11,003	10,462	10,877
2017	11,265	10,591	11,078
2017	11,599	10,533	11,416
2018	11,681	10,360	11,451
2018	11,689	10,423	11,518
2018	11,923	10,480	11,778
2018	11,533	10,391	11,427
2019	11,901	10,689	11,709
2019	12,004	11,090	11,787
2019	12,494	11,546	12,236
2019	12,882	11,513	12,615
2020	12,725	11,937	12,450
2020	12,707	12,134	12,568
2020	13,812	12,293	13,383
2020	14,374	12,351	13,813
2021	14,991	12,102	14,148
2021	15,683	12,085	14,696
2021	16,128	12,283	15,083
2021	15,920	12,209	14,959
2022	15,411	11,782	14,574
2022	14,618	11,091	13,891
2022	14,079	10,868	13,493
2022	14,244	10,641	13,613
2023	14,245	10,637	13,684
2023	14,492	10,854	13,929
2023	14,950	10,738	14,236
2023	15,087	10,767	14,349
2024	16,015	10,991	15,057
2024	16,394	10,995	15,321
2024	17,125	11,522	16,055
2024	17,491	11,507	16,270
2025	17,550	11,629	16,383
2025	17,673	11,596	16,557

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2015 Fund (Investor Class)	7.80%	6.82%	5.86%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
S&P Target Date 2015 Index (Strategy Benchmark)	8.07	5.67	5.17

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,168,912,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 22,182,000
InvestmentCompanyPortfolioTurnover	14.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,168,912 Number of Portfolio Holdings31
Holdings [Text Block]
Domestic Equity Funds	36.4%
Domestic Bond Funds	34.8
International Bond Funds	13.4
International Equity Funds	13.1
U.S. Treasury Debt	0.1
Short-Term and Other	2.2

Largest Holdings [Text Block]
T. Rowe Price New Income Fund	14.8%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	13.8
T. Rowe Price Value Fund	6.8
T. Rowe Price Growth Stock Fund	6.6
T. Rowe Price International Bond Fund (USD Hedged)	5.8
T. Rowe Price Hedged Equity Fund	4.9
T. Rowe Price U.S. Large-Cap Core Fund	4.7
T. Rowe Price Equity Index 500 Fund	4.6
T. Rowe Price International Value Equity Fund	4.0
T. Rowe Price Overseas Stock Fund	3.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049238
Shareholder Report [Line Items]
Fund Name	Retirement 2015 Fund
Class Name	Advisor Class
Trading Symbol	PARHX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2015 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2015 Fund - Advisor Class	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2015 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,524	9,945	9,615
2015	9,712	9,988	9,824
2016	9,315	10,164	9,494
2016	9,898	10,299	9,995
2016	10,249	10,539	10,291
2016	10,144	10,205	10,205
2017	10,626	10,308	10,617
2017	10,953	10,462	10,877
2017	11,207	10,591	11,078
2017	11,526	10,533	11,416
2018	11,600	10,360	11,451
2018	11,600	10,423	11,518
2018	11,833	10,480	11,778
2018	11,437	10,391	11,427
2019	11,793	10,689	11,709
2019	11,887	11,090	11,787
2019	12,366	11,546	12,236
2019	12,734	11,513	12,615
2020	12,580	11,937	12,450
2020	12,553	12,134	12,568
2020	13,630	12,293	13,383
2020	14,178	12,351	13,813
2021	14,780	12,102	14,148
2021	15,455	12,085	14,696
2021	15,885	12,283	15,083
2021	15,670	12,209	14,959
2022	15,160	11,782	14,574
2022	14,366	11,091	13,891
2022	13,833	10,868	13,493
2022	13,985	10,641	13,613
2023	13,977	10,637	13,684
2023	14,208	10,854	13,929
2023	14,647	10,738	14,236
2023	14,781	10,767	14,349
2024	15,663	10,991	15,057
2024	16,022	10,995	15,321
2024	16,741	11,522	16,055
2024	17,087	11,507	16,270
2025	17,120	11,629	16,383
2025	17,240	11,596	16,557

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2015 Fund (Advisor Class)	7.60%	6.55%	5.60%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
S&P Target Date 2015 Index (Strategy Benchmark)	8.07	5.67	5.17

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,168,912,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 22,182,000
InvestmentCompanyPortfolioTurnover	14.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,168,912 Number of Portfolio Holdings31
Holdings [Text Block]
Domestic Equity Funds	36.4%
Domestic Bond Funds	34.8
International Bond Funds	13.4
International Equity Funds	13.1
U.S. Treasury Debt	0.1
Short-Term and Other	2.2

Largest Holdings [Text Block]
T. Rowe Price New Income Fund	14.8%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	13.8
T. Rowe Price Value Fund	6.8
T. Rowe Price Growth Stock Fund	6.6
T. Rowe Price International Bond Fund (USD Hedged)	5.8
T. Rowe Price Hedged Equity Fund	4.9
T. Rowe Price U.S. Large-Cap Core Fund	4.7
T. Rowe Price Equity Index 500 Fund	4.6
T. Rowe Price International Value Equity Fund	4.0
T. Rowe Price Overseas Stock Fund	3.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049239
Shareholder Report [Line Items]
Fund Name	Retirement 2015 Fund
Class Name	R Class
Trading Symbol	RRTMX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2015 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2015 Fund - R Class	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2015 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	R Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,520	9,945	9,615
2015	9,696	9,988	9,824
2016	9,296	10,164	9,494
2016	9,875	10,299	9,995
2016	10,222	10,539	10,291
2016	10,109	10,205	10,205
2017	10,578	10,308	10,617
2017	10,892	10,462	10,877
2017	11,139	10,591	11,078
2017	11,453	10,533	11,416
2018	11,520	10,360	11,451
2018	11,512	10,423	11,518
2018	11,738	10,480	11,778
2018	11,333	10,391	11,427
2019	11,678	10,689	11,709
2019	11,764	11,090	11,787
2019	12,225	11,546	12,236
2019	12,593	11,513	12,615
2020	12,431	11,937	12,450
2020	12,395	12,134	12,568
2020	13,452	12,293	13,383
2020	13,981	12,351	13,813
2021	14,563	12,102	14,148
2021	15,226	12,085	14,696
2021	15,636	12,283	15,083
2021	15,412	12,209	14,959
2022	14,905	11,782	14,574
2022	14,114	11,091	13,891
2022	13,583	10,868	13,493
2022	13,724	10,641	13,613
2023	13,713	10,637	13,684
2023	13,919	10,854	13,929
2023	14,356	10,738	14,236
2023	14,465	10,767	14,349
2024	15,331	10,991	15,057
2024	15,675	10,995	15,321
2024	16,350	11,522	16,055
2024	16,682	11,507	16,270
2025	16,712	11,629	16,383
2025	16,804	11,596	16,557

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2015 Fund (R Class)	7.20%	6.28%	5.33%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
S&P Target Date 2015 Index (Strategy Benchmark)	8.07	5.67	5.17

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,168,912,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 22,182,000
InvestmentCompanyPortfolioTurnover	14.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,168,912 Number of Portfolio Holdings31
Holdings [Text Block]
Domestic Equity Funds	36.4%
Domestic Bond Funds	34.8
International Bond Funds	13.4
International Equity Funds	13.1
U.S. Treasury Debt	0.1
Short-Term and Other	2.2

Largest Holdings [Text Block]
T. Rowe Price New Income Fund	14.8%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	13.8
T. Rowe Price Value Fund	6.8
T. Rowe Price Growth Stock Fund	6.6
T. Rowe Price International Bond Fund (USD Hedged)	5.8
T. Rowe Price Hedged Equity Fund	4.9
T. Rowe Price U.S. Large-Cap Core Fund	4.7
T. Rowe Price Equity Index 500 Fund	4.6
T. Rowe Price International Value Equity Fund	4.0
T. Rowe Price Overseas Stock Fund	3.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244826
Shareholder Report [Line Items]
Fund Name	Retirement 2015 Fund
Class Name	I Class
Trading Symbol	TRUBX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2015 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2015 Fund - I Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2015 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	514,768	512,174	514,122
2/29/24	546,084	522,826	539,483
5/31/24	559,447	523,046	548,940
8/31/24	584,390	548,095	575,264
11/30/24	597,307	547,386	582,951
2/28/25	599,283	553,193	587,017
5/31/25	603,928	551,599	593,232

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/13/23
Retirement 2015 Fund (I Class)	7.95%	12.99%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	6.56
S&P Target Date 2015 Index (Strategy Benchmark)	8.07	11.69

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,168,912,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 22,182,000
InvestmentCompanyPortfolioTurnover	14.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,168,912 Number of Portfolio Holdings31
Holdings [Text Block]
Domestic Equity Funds	36.4%
Domestic Bond Funds	34.8
International Bond Funds	13.4
International Equity Funds	13.1
U.S. Treasury Debt	0.1
Short-Term and Other	2.2

Largest Holdings [Text Block]
T. Rowe Price New Income Fund	14.8%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	13.8
T. Rowe Price Value Fund	6.8
T. Rowe Price Growth Stock Fund	6.6
T. Rowe Price International Bond Fund (USD Hedged)	5.8
T. Rowe Price Hedged Equity Fund	4.9
T. Rowe Price U.S. Large-Cap Core Fund	4.7
T. Rowe Price Equity Index 500 Fund	4.6
T. Rowe Price International Value Equity Fund	4.0
T. Rowe Price Overseas Stock Fund	3.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless